Form N-1A Supplement	Sep. 22, 2026
Clockwise U.S. Core Equity ETF [Member]
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus,

dated December 29, 2025, as previously supplemented

Effective immediately, in the Fund Summary section of the Prospectus, under the “Portfolio Attributes” heading, the last paragraph under that heading, which begins with “The Fund’s investments include small, medium, and large capitalization companies…”, is deleted in its entirety and replaced with the following: